Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000154646 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000154646 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.85%
C000154646 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000154646 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000154646 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000154646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000154646 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000154646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154646 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000154646 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000154646 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000154646 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.28%)
C000154646 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000154646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000154646 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000154646 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000154646 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.28%)
C000259043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.33%
C000259043 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000259043 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000259043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000259043 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.54%
C000259043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000259043 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000259043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000259043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000259043 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	29.38%
C000259043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259043 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000259043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000259043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259043 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.87%
C000243208 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.33%
C000243208 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000243208 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000243208 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	28.38%
C000243208 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000243208 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000243208 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	32.69%
C000243208 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000243208 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000243208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000243208 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.89%
C000254970 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000254970 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000254970 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.96%
C000254970 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000254970 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000254970 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000254970 | China
Holdings [Line Items]
Percent of Net Asset Value	8.68%
C000254970 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000254970 | France
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000254970 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000254970 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000254970 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000254970 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000254970 | Austria
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000254970 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000254970 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000254970 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254970 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254970 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000254970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000254970 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.14%
C000199630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000199630 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000199630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000199630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000199630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000199630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000199630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000199630 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000199630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.07%
C000199630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000199630 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000199630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000199630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000166474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000166474 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.49%
C000166474 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000166474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000166474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.63%
C000166474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000166474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000166474 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000166474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	37.07%
C000166474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000166474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000235507 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	99.31%
C000235507 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000235507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000235507 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000235507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000235507 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.31%
C000172043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	70.17%
C000172043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000172043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000172043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	16.38%
C000172043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000172043 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000172043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.51%)
C000172043 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.59%
C000172043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000172043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.51%)
C000219817 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000219817 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000219817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000219817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000219817 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000219817 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000219817 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.67%
C000219817 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000219817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000219817 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000193921 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000193921 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000193921 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.83%
C000193921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	16.83%
C000193921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000193921 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000193921 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	31.33%
C000193921 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193921 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000193921 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193921 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.85%
C000173454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000173454 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.11%
C000173454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000173454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000173454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.97%
C000173454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000173454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000173454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000173454 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000173454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000173454 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000173454 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000173454 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000173454 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.75%
C000166475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	19.68%
C000166475 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.69%
C000166475 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000166475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.52%
C000166475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000166475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000166475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166475 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000166475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000166475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	18.86%
C000166475 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000166475 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000166475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000166475 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.74%